OPERATIONS BY INDUSTRY SEGMENT AND GEOGRAPHIC AREA (Tables)	12 Months Ended
Dec. 31, 2013
Segment Reporting [Abstract]
Schedule of segment reporting information by geographic area
Year ended December 31,
2013	2013	2012	2011
US$	RMB	RMB	RMB
(In thousands)
Revenues from external customers:
United States	17,107	105,938	108,347	125,221
Europe	6,580	40,749	59,910	44,768
PRC	202,040	1,251,174	1,156,695	1,244,300
	225,727	1,397,861	1,324,952	1,414,289

Property, Plant, and Equipment by area:

United States	2,301	14,027	15,092	15,920
PRC	73,300	446,905	244,880	217,857
	75,601	460,932	259,972	233,777
Net Assets
United States	2,046	12,477	43,089	34,529
PRC	212,098	1,293,139	1,169,100	1,105,260
	214,144	1,305,616	1,212,189	1,139,789